DEBT	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
DEBT

NOTE E – DEBT

Schedule of debt
	2021	2020

Various promissory notes payable due to a shareholder, all carry simple interest of 7% per annum, due at various times between August 2022 and March 2023	$250,000	$–

Notes payable to a financial institution, with interest rates of 8.75% per annum, with the equipment purchased pledged as collateral and varying due dates through November 2024	83,158	115,885

$10,000 promissory note payable due to president, carries simple interest of 5% per annum, due October 2022	10,000	–

$625,000 of 7% unsecured notes payable due February 2022, net of unamortized discount of $-0- and $38,048, respectively	625,000	586,952
	$968,158	$702,837

In February 2020, we issued a note in the amount of $625,000 bearing simple interest at a rate of 7% per annum to one shareholder due August 2021. The note contains a feature that allows the Company to extend the maturity date up to six months, twice, in the Company’s sole discretion. This note was issued along with 62,500 common stock purchase warrants that were determined to have a fair market value of $80,053 on the issuance date, which was recorded as a debt discount and amortized over the term of the notes, with $38,048 and $42,005 amortized in the year ended December 31, 2021 and 2020, respectively, and reported in the statement of operations as interest expense. In September 2021, the note was extended to a new maturity date of February 13, 2022.

In April 2020, we received a loan pursuant to the Paycheck Protection Program (“PPP”) under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) in the amount of $178,158. The loan bears interest at a fixed rate of 1% per annum after a six-month deferral period. The loan contains a feature pursuant to which the Small Business Administration (“SBA”) will forgive the balance of the loan under statutory authority and conditions set forth in the CARES Act. This loan was forgiven in its entirety on December 18, 2020 by the Small Business Administration which has been recorded as other income in the consolidated statement of operations.

In March 2021, we received a loan pursuant to the Paycheck Protection Program (“PPP”) under the Coronavirus Aid, Relief, and Economic Security At (the “CARES Act”) in the amount of $160,073. The loan contains a feature to which the Small Business Administration (“SBA”) will forgive the balance of the loan under statutory authority and conditions set forth in the CARES Act. This loan was fully forgiven in September 2021.

On June 18, 2021, a shareholder advanced funds in the amount of $100,000 to the Company. On August 10, 2021, the shareholder and the Company formalized a promissory note due to the shareholder. The note bears simple interest at a rate of 7% per annum with a due date of February 10, 2023. The maturity date of the note may be extended by an additional six months in the sole discretion of the Company up to two times.

In August and September 2021, a shareholder loaned a total of $150,000, to the Company under two separate promissory notes in the amounts of $100,000 and $50,000 respectively. The notes bear simple interest rate at a rate of 7% per annum with due dates of February 10, 2023 and March 30, 2023, respectively. Each promissory note may be extended by an additional six months in the sole discretion of the Company up to two times.

In October 2021, the president of the Company loaned $10,000 to the Company pursuant to a promissory note. The note bears simple interest at a rate of 5% per annum with a maturity date of October 21, 2022.

Future minimum payments consist of the following:

Schedule of long term debt maturities
December 31,
2022	$768,502
2023	177,752
2025	21,904
Total future payments	$968,158